Financial Instruments and Financial Risk Management	3 Months Ended
Sep. 30, 2024
Financial Instruments and Financial Risk Management
Financial Instruments and Financial Risk Management
10.
Financial Instruments and Financial Risk Management

The Company’s financial instruments consist of cash, restricted cash, receivables, long-term investments, financial assets, accounts payable and accrued liabilities. A fair value hierarchy establishes three levels to classify the inputs of valuation technique used to measure fair value of financial instruments’ recorded on the consolidated statements of financial position. The lowest level of significant input is used to determine the instruments’ classification within the hierarchy.

The three levels of the fair value hierarchy are described below:

Level 1 – quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 – inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly for similar items in active markets. The Company maximizes the use of observable market data and relies on entity-specific estimates at least possible; and

Level 3 – inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The Company’s policy is to recognize transfers into and out of fair value hierarchy levels at the end of the reporting period.

There were no transfers between Levels 1, 2 or 3 during the periods ended September 30, 2024 and June 30, 2024.

The following table sets forth the Company’s financial assets measured at fair value by level within the fair value hierarchy:

September 30, 2024	Level 1	Level 2	Level 3	Total
Financial asset – FID(1)	$—	$—	$48,575	$48,575
Investment in Aqualung	—	—	2,521	2,521

(1)
Includes $28,678 and $19,897 related to SWA Lithium and Texas Lithium, respectively.

June 30, 2024	Level 1	Level 2	Level 3	Total
Financial asset – FID(1)	$—	$—	$47,086	$47,086
Investment in Aqualung	—	—	2,500	2,500

(1)
Includes $27,943 and $19,143 related to SWA Lithium and Texas Lithium, respectively.

The Financial asset - FID is measured at fair value. The fair value of the financial asset was determined using a probability weighted discounted cash flow methodology which uses the S&P corporate bond yield curve based on the credit rating of the counterparty and considers the probability of the occurrence of reaching a positive final investment decision in either of the Company's Joint Ventures. During the three months ended September 30, 2024, the Company recorded a fair value gain on financial asset – FID of $1,489. The increase in fair value is primarily attributable to the passage of time. There were no such costs recorded during the three months ended September 30, 2023.

The Company’s investment in Aqualung is measured at fair value on a recurring basis. Information relating to Aqualung is considered when determining its fair value. In addition to company-specific information, the Company takes into account trends in general market conditions and the share performance of comparable publicly-traded companies when valuing privately-held investments.

The Company’s Board of Directors has the overall responsibility for the establishment and oversight of the Company’s risk management framework. The Company’s risk management policies are established to identify and analyze the risks faced by the Company, to set appropriate risk limits and controls, and to monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and in response to the Company’s activities. Management regularly monitors compliance with the Company’s risk management policies and procedures and reviews the adequacy of the risk management framework in relation to the risks faced by the Company.

The Company is exposed to various risks such as interest rate, credit, and liquidity risk. To manage these risks, management determines what activities must be undertaken to minimize potential exposure to risks. The objectives of the Company in managing risk are as follows:

•
maintaining sound financial condition;
•
financing operations; and
•
ensuring liquidity to all operations.

In order to satisfy these objectives, the Company has adopted the following policies:

(i)
Credit risk

Credit risk is the risk of loss if counterparties do not fulfill their contractual obligations and arises principally from cash deposits. The maximum credit risk is the total of our financial assets, including cash. The Company maintains substantially all of its cash with two financial institutions. The majority of cash held with these institutions exceeds the amount of insurance provided on such deposits.

(ii)
Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they come due. The Company manages this risk by careful management of its working capital (current assets less current liabilities) to try to ensure its expenditures will not exceed available resources. At September 30, 2024 and June 30, 2024, the Company has working capital of $24,657 and $28,919, respectively.

(iii)
Foreign exchange risk

Foreign exchange risk is the risk that the Company's financial instruments will fluctuate in value as a result of movement in foreign exchange rates. The Company does not use derivative instruments to reduce its exposure to foreign currency risk. The Company is exposed to currency risk through the following assets and liabilities denominated in USD:

	September 30, 2024	June 30, 2024
Cash	$4,314	$5,879
Accounts payable	—	4

At September 30, 2024, USD amounts were converted at a rate of USD 1.00 to CAD 1.3521. A 10% increase or decrease in the Canadian dollar relative to the US dollar would result in a change of approximately $431 and $588, respectively, in the Company’s comprehensive loss for the year to date.